UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 119.1%
DIVERSIFIED 16.4%
British Land Co., PLC (United Kingdom)	370,300	$8,879,460
Colonial Properties Trust	582,300	19,972,890
Entertainment Properties Trust	228,600	11,612,880
iStar Financial	511,100	17,372,289
Unibail-Rodamco (France)	53,000	13,640,592
Vornado Realty Trust	602,943	65,931,817
		137,409,928
HEALTH CARE 25.1%
HCP	1,041,700	34,553,189
Health Care REIT	969,625	42,896,210
Nationwide Health Properties	1,140,800	34,372,304
Omega Healthcare Investors	410,600	6,376,618
Senior Housing Properties Trust	932,489	20,570,707
Ventas	1,723,400	71,348,760
		210,117,788
HOTEL 5.3%
DiamondRock Hospitality Co.	696,900	12,133,029
Hospitality Properties Trust	457,900	18,613,635
Strategic Hotels & Resorts	657,800	13,544,102
		44,290,766
INDUSTRIAL 4.0%
DCT Industrial Trust	1,002,680	10,498,060
First Industrial Realty Trust	155,000	6,024,850
ING Industrial Fund (Australia)	3,292,584	8,268,339
ProLogis European Properties (Netherlands)	531,600	8,982,713
		33,773,962
MORTGAGE 3.7%
Annaly Capital Management	284,000	4,524,120
Gramercy Capital Corp.	781,800	19,677,906

	Number
	of Shares	Value

Newcastle Investment Corp.	415,051	$7,313,199
		31,515,225
OFFICE 19.0%
BioMed Realty Trust	398,310	9,599,271
Brandywine Realty Trust	1,495,522	37,851,662
Derwent London PLC (United Kingdom)	261,200	8,956,791
Highwoods Properties	415,300	15,229,051
HRPT Properties Trust	924,600	9,144,294
ING Office Fund (Australia)	5,184,326	8,188,555
Mack-Cali Realty Corp.	1,073,800	44,133,180
Maguire Properties	604,800	15,621,984
Mapeley Ltd. (United Kingdom)	77,400	3,341,401
Parkway Properties	159,400	7,035,916
		159,102,105
OFFICE/INDUSTRIAL 6.6%
EastGroup Properties	145,000	6,562,700
First Potomac Realty Trust	276,549	6,028,768
Liberty Property Trust	1,065,200	42,831,692
		55,423,160
RESIDENTIAL—APARTMENT 19.2%
American Campus Communities	385,889	11,302,689
Apartment Investment & Management Co.	416,100	18,778,593
AvalonBay Communities	280,600	33,127,636
Camden Property Trust	366,600	23,554,050
Education Realty Trust	712,800	9,622,800
GMH Communities Trust	477,300	3,699,075
Home Properties	517,845	27,021,152
Mid-America Apartment Communities	267,700	13,344,845
UDR	833,900	20,280,448
		160,731,288
SELF STORAGE 3.0%
Extra Space Storage	426,100	6,557,679

	Number
	of Shares	Value

Sovran Self Storage	261,800	$12,000,912
U-Store-It Trust	498,100	6,574,920
		25,133,511
SHOPPING CENTER 16.8%
COMMUNITY CENTER 6.9%
Cedar Shopping Centers	704,500	9,595,290
Developers Diversified Realty Corp.	587,200	32,806,864
Inland Real Estate Corp.	324,100	5,020,309
Urstadt Biddle Properties—Class A	642,900	9,945,663
		57,368,126
REGIONAL MALL 9.9%
Glimcher Realty Trust	690,300	16,222,050
Macerich Co.	764,557	66,959,902
		83,181,952
TOTAL SHOPPING CENTER		140,550,078
TOTAL COMMON STOCK
(Identified cost—$694,168,979)		998,047,811

PREFERRED SECURITIES—$25 PAR VALUE 27.8%
INSURANCE 0.4%
ING Groep N.V., 7.375%(a)	138,400	3,432,320

REAL ESTATE 27.4%
DIVERSIFIED 3.6%
Colonial Properties Trust, 8.125%, Series D	64,900	1,647,811
Digital Realty Trust, 8.50%, Series A	122,000	3,118,320
Duke Realty Corp., 6.625%, Series J	25,800	585,144
Duke Realty Corp., 6.95%, Series M	110,000	2,568,500
Duke Realty Corp., 7.25%, Series N	130,000	3,178,500
Entertainment Properties Trust, 7.75%, Series B	128,000	3,068,160
iStar Financial, 7.80%, Series F	167,081	3,806,105
iStar Financial, 7.65%, Series G	90,400	2,065,640
iStar Financial, 7.50%, Series I	30,000	657,600
Lexington Realty Trust, 7.55%, Series D	226,700	5,297,979

	Number
	of Shares	Value

Vornado Realty Trust, 6.75%, Series F	114,000	$2,537,640
Vornado Realty Trust, 6.625%, Series I	90,600	2,011,320
		30,542,719
HEALTH CARE 1.3%
HCP, 7.10%, Series F	202,700	4,915,475
Health Care REIT, 7.625%, Series F	209,600	5,181,312
Omega Healthcare Investors, 8.375%, Series D	40,000	990,400
		11,087,187
HOTEL 4.2%
Ashford Hospitality Trust, 8.45%, Series D	445,400	10,377,820
Hospitality Properties Trust, 7.00%, Series C	300,000	6,525,000
LaSalle Hotel Properties, 7.25%, Series G	170,000	3,775,700
Strategic Hotels & Resorts, 8.50%, Series A	122,200	2,871,700
Strategic Hotels & Resorts, 8.25%, Series B	45,000	1,078,200
Strategic Hotels & Resorts, 8.25%, Series C	245,000	5,806,500
Sunstone Hotel Investors, 8.00%, Series A	216,000	5,108,400
		35,543,320
INDUSTRIAL 0.3%
First Industrial Realty Trust, 7.25%, Series J	100,000	2,387,000

MORTGAGE 2.2%
Anthracite Capital, 8.25%, Series D	99,000	1,988,910
Gramercy Capital Corp., 8.125%, Series A	333,800	7,513,838
Newcastle Investment Corp., 9.75%, Series B	56,000	1,341,200
Newcastle Investment Corp., 8.375%, Series D	117,000	2,457,000
NorthStar Realty Finance Corp., 8.25%, Series B	241,900	4,838,000
		18,138,948
NET LEASE COMPANY 0.5%
Realty Income Corp., 6.75%, Series E	177,000	4,159,500

OFFICE 3.0%
BioMed Realty Trust, 7.375%, Series A	266,500	6,196,125
Brandywine Realty Trust, 7.375%, Series D	38,300	903,880
Corporate Office Properties Trust, 7.625%, Series J (b)	197,600	4,781,920

	Number
	of Shares	Value

Cousins Properties, 7.50%, Series B	200,000	$4,816,000
HRPT Properties Trust, 8.75%, Series B	155,000	3,924,600
Kilroy Realty Corp., 7.50%, Series F	55,500	1,324,230
Maguire Properties, 7.625%, Series A	145,670	3,133,362
		25,080,117
OFFICE/INDUSTRIAL 0.9%
PS Business Parks, 7.00%, Series H	60,900	1,370,250
PS Business Parks, 7.60%, Series L	5,400	129,600
PS Business Parks, 7.20%, Series M	100,000	2,326,000
PS Business Parks, 6.70%, Series P	159,401	3,451,032
		7,276,882
RESIDENTIAL 2.1%
APARTMENT 2.0%
Apartment Investment & Management Co., 7.75%, Series U	337,700	8,324,305
Apartment Investment & Management Co., 8.00%, Series V	50,000	1,233,500
Associated Estates Realty Corp., 8.70%, Series B	55,800	1,422,900
Mid-America Apartment Communities, 8.30%, Series H	164,600	4,115,000
UDR, 6.75%, Series G	92,600	2,097,390
		17,193,095
MANUFACTURED HOME 0.1%
American Land Lease, 7.75%, Series A	22,000	489,500
TOTAL RESIDENTIAL		17,682,595
SELF STORAGE 6.7%
Public Storage, 6.60%, Series C	99,900	2,237,760
Public Storage, 6.75%, Series E	64,300	1,458,324
Public Storage, 6.95%, Series H	256,400	5,981,812
Public Storage, 7.25%, Series I	325,429	7,995,790
Public Storage, 7.25%, Series K	550,300	13,427,320
Public Storage, 6.75%, Series L	468,500	10,634,950
Public Storage, 6.625%, Series M	246,500	5,459,975
Public Storage, 7.00%, Series N	399,800	9,327,334
		56,523,265

	Number
	of Shares	Value

SHOPPING CENTER 2.6%
COMMUNITY CENTER 1.4%
Cedar Shopping Centers, 8.875%, Series A	75,200	$1,899,552
Developers Diversified Realty Corp., 8.00%, Series G	31,800	805,176
National Retail Properties, 7.375%, Series C	85,600	2,038,992
Regency Centers Corp., 7.45%, Series C	71,000	1,735,950
Urstadt Biddle Properties, 8.50%, Series C ($100 par value) (c)	24,000	2,628,000
Weingarten Realty Investors, 6.50%, Series F	124,000	2,739,160
		11,846,830
REGIONAL MALL 1.2%
CBL & Associates Properties, 7.375%, Series D	297,000	7,110,180
Glimcher Realty Trust, 8.75%, Series F	35,000	849,450
Glimcher Realty Trust, 8.125%, Series G	40,000	940,800
Simon Property Group, 8.375%, Series J ($50 par value) (c)	14,000	826,000
		9,726,430
TOTAL SHOPPING CENTER		21,573,260
TOTAL REAL ESTATE		229,994,793
TELECOMMUNICATION SERVICES 0.0%
United States Cellular Corp., 7.50%, due 6/15/34	100	2,355
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$248,943,712)		233,429,468
PREFERRED SECURITIES—CAPITAL SECURITIES OFFICE 1.3%
Highwoods Properties, 8.625%, Series A (c) (Identified cost—$11,366,700)	11,995	10,975,425

	Principal
	Amount

CORPORATE BONDS 1.4%
HEALTH CARE 0.9%
Omega Healthcare Investors, 7.00%, due 4/1/14	$3,215,000	3,223,037

		Principal
		Amount	Value

Omega Healthcare Investors, 7.00%, due 1/15/16		$2,535,000	$2,525,494
Ventas Realty LP/Capital Corp., 6.75%, due 4/1/17 (c)		2,000,000	2,005,000
			7,753,531
HOTEL 0.5%
Host Hotels & Resorts LP, 6.875%, due 11/1/14		4,000,000	4,010,000
TOTAL CORPORATE BONDS (Identified cost—$11,759,927)			11,763,531
COMMERCIAL PAPER 1.1%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$8,938,000)		8,938,000	8,938,000
TOTAL INVESTMENTS (Identified cost—$975,177,318)	150.7%		1,263,154,235

OTHER ASSETS IN EXCESS OF LIABILITIES	1.1%		8,884,803

LIQUIDATION VALUE OF PREFERRED SHARES	(51.8)%		(434,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $21.57 per share based on 38,856,074 shares of common stock outstanding)	100.0%		$838,039,038

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a)	Fair valued security. Aggregate holdings equal 0.4% of net assets applicable to common shares.
(b)	197,600 shares segregated as collateral for interest rate swap transactions.
(c)	Illiquid security. Aggregate holdings equal 2.0% of net assets applicable to common shares.

Interest rate swaps outstanding at September 30, 2007 are as follows:

		Fixed	Floating Rate(a)		Unrealized
	Notional	Rate	(reset monthly)	Termination	Appreciation/
Counterparty	Amount	Payable	Receivable	Date	(Depreciation)
Bank of America	$14,000,000	3.213%	5.720%	October 2, 2008	$234,456
Merrill Lynch Derivative Products AG	$46,000,000	5.580%	5.765%	April 6, 2009	(614,359)
Royal Bank of Canada	$14,000,000	3.680%	5.136%	October 22, 2008	151,732
Royal Bank of Canada	$44,000,000	4.258%	5.820%	March 9, 2010	340,360
Royal Bank of Canada	$26,000,000	4.137%	5.129%	May 26, 2010	281,606
UBS AG	$24,000,000	5.495%	5.753%	April 15, 2009	(298,492)
					$95,303

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2007.

Notes 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Interest rate swaps are valued based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation on investments were as follows:

Cost for federal income tax purposes	$975,177,318

Gross unrealized appreciation	$323,385,448
Gross unrealized depreciation	(35,408,531)
Net unrealized appreciation	$287,976,917

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 29, 2007